Transactions with related parties - Schedule of summary (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 1,690,380		R$ 2,453,534
Payables to related parties	(115,401)		(162,350)
Loss for the period of related parties	(4,749)	R$ (187,473)
Interest income of transations with related parties	8,565	10,893
Interest expenses related party transactions	(10,751)	(177,726)
Other administrative revenues (expenses) related party transactions	(2,563)	(20,640)
Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(6,731)		(12,662)
Liabilities with customers - term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(108,670)		(149,688)
Loans and advances to costumers
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	511,143		652,872
Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	1,179,237		1,800,662
Parent Company
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	9,659		4,397
Payables to related parties	(7,792)		(24,736)
Loss for the period of related parties	(1,709)	(12,527)
Interest expenses related party transactions	(1,708)	(12,527)
Other administrative revenues (expenses) related party transactions	(1)
Parent Company | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(493)		(1,350)
Parent Company | Liabilities with customers - term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(7,299)		(23,386)
Parent Company | Loans and advances to costumers
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	9,659		4,397
Associates
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	690,009		572,115
Payables to related parties	(18)		(7)
Loss for the period of related parties		(9,788)
Interest income of transations with related parties		10,893
Interest expenses related party transactions		(6,003)
Other administrative revenues (expenses) related party transactions		(14,678)
Associates | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(9)		(7)
Associates | Liabilities with customers - term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(9)
Associates | Loans and advances to costumers
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			4
Associates | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	690,009		572,111
Key management personnel
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	16,059		16,063
Payables to related parties	(18,130)		(15,031)
Loss for the period of related parties	(871)	(11,043)
Interest income of transations with related parties	1,018
Interest expenses related party transactions	(1,889)	(10,297)
Other administrative revenues (expenses) related party transactions		(746)
Other administrative expenses from transactions with related parties	99,791
Key management personnel | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(897)		(981)
Key management personnel | Liabilities with customers - term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(17,233)		(14,050)
Key management personnel | Loans and advances to costumers
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	16,059		16,063
Other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	974,653		1,860,959
Payables to related parties	(89,461)		(122,576)
Loss for the period of related parties	(2,169)	(154,115)
Interest income of transations with related parties	7,547
Interest expenses related party transactions	(7,154)	(148,899)
Other administrative revenues (expenses) related party transactions	(2,562)	R$ (5,216)
Other related parties | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(5,332)		(10,324)
Other related parties | Liabilities with customers - term deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(84,129)		(112,252)
Other related parties | Loans and advances to costumers
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	485,425		632,408
Other related parties | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 489,228		R$ 1,228,551